Stock-Based Compensation - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted stock units
Weighted-Average Grant Date Fair Value
Total fair value of the restricted stock units granted	$ 2.4	$ 1.3
Unrecognized compensation costs	$ 1.4
Weighted-average recognition period	2 years
Restricted stock units | Minimum
Weighted-Average Grant Date Fair Value
Vesting period	3 years
Restricted stock units | Maximum
Weighted-Average Grant Date Fair Value
Vesting period	4 years
Restricted stock units | 2020 Plan
Number of Shares Underlying RSUs
Unvested at the beginning	235,985
Granted	586,083
Vested	(238,617)
Forfeited	(211,144)
Outstanding at the end	372,307	235,985
Weighted-Average Grant Date Fair Value
Unvested at the beginning (in dollars per share)	$ 15.98
Granted (in dollars per share)	4.08
Vested (in dollars per share)	6.64
Forfeited (in dollars per share)	11.40
Unvested at the ending (in dollars per share)	$ 5.90	$ 15.98
Performance-Based RSU
Number of Shares Underlying RSUs
Granted	289,282
Outstanding at the end	209,054
Performance-Based RSU | Minimum
Weighted-Average Grant Date Fair Value
Vesting period	2 years
Performance-Based RSU | Maximum
Weighted-Average Grant Date Fair Value
Vesting period	3 years